Leases - (Income Statement Amount Relating to Leases) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	¥ (101,998)	¥ 0	¥ 0
Interest expense (included in finance cost)	(2,570)	¥ 0	¥ 0
Expense relating to short-term leases (included in Cost of sales)	(2,961)
Total cash outflow for leases	94,441
Land use rights [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(14,814)
Buildings [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(12,541)
Equipment [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	(74,025)
Others [member]
Income statement amount relating to leases [line items]
Depreciation of right-of-use assets	¥ (618)